Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 43,412,156	¥ 42,516,480
Total liabilities	40,439,353	39,760,029
Net revenues	1,593,999	1,617,235	¥ 1,952,482
Non-interest expenses	1,137,267	1,171,201	1,039,568
Net income attributable to the companies	142,996	153,116	216,998
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	3,009,394	2,769,294
Total liabilities	1,984,043	1,788,704
Net revenues	1,041,000	909,616	1,017,860
Non-interest expenses	786,391	737,200	791,403
Net income attributable to the companies	¥ 179,706	¥ 124,163	¥ 155,567